Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Ordinary shares Class A	Ordinary shares Class B		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 20, 2025
Balance (in Shares) at Jul. 20, 2025
Sale of Private Placement Units		$ 63			6,249,937		6,250,000
Sale of Private Placement Units (in Shares)		625,000
Fair Value of Public Warrants at issuance					3,000,000		3,000,000
Allocated value of transaction costs to Class A ordinary shares					(215,837)		(215,837)
Issuance of Class B ordinary shares to initial shareholders	[1]		$ 767		24,233		25,000
Issuance of Class B ordinary shares to initial shareholders (in Shares)	[1]		7,665,900
Share-based compensation expense					346,500		346,500
Accretion for Class A ordinary shares to redemption amount					(9,404,833)	(6,214,166)	(15,618,999)
Net income						(343,073)	(343,073)
Balance at Dec. 31, 2025		$ 63	$ 767	[2]		(6,557,239)	(6,556,409)
Balance (in Shares) at Dec. 31, 2025		625,000	7,665,900	[2]
Forfeiture of Class B ordinary shares			$ (50)	[2]	50
Forfeiture of Class B ordinary shares (in Shares)			(499,950)	[2]
Sale of Private Placement Units		$ 3		[2]	299,997		300,000
Sale of Private Placement Units (in Shares)		30,000		[2]
Fair Value of Public Warrants at issuance				[2]	225,000		225,000
Allocated value of transaction costs to Class A ordinary shares				[2]	(5,685)		(5,685)
Accretion for Class A ordinary shares to redemption amount				[2]	(519,362)	(2,445,277)	(2,964,639)
Net income				[2]		1,668,980	1,668,980
Balance at Mar. 31, 2026		$ 66	$ 717	[2]		(7,333,536)	(7,332,753)
Balance (in Shares) at Mar. 31, 2026		655,000	7,165,950	[2]
Balance at Dec. 31, 2025		$ 63	$ 767	[2]		(6,557,239)	(6,556,409)
Balance (in Shares) at Dec. 31, 2025		625,000	7,665,900	[2]
Net income							2,810,623
Balance at Jun. 30, 2026		$ 66	$ 717	[2]		(8,113,171)	(8,112,388)
Balance (in Shares) at Jun. 30, 2026		655,000	7,165,950	[2]
Balance at Mar. 31, 2026		$ 66	$ 717	[2]		(7,333,536)	(7,332,753)
Balance (in Shares) at Mar. 31, 2026		655,000	7,165,950	[2]
Accretion for Class A ordinary shares to redemption amount				[2]		(1,921,278)	(1,921,278)
Net income				[2]		1,141,643	1,141,643
Balance at Jun. 30, 2026		$ 66	$ 717	[2]		$ (8,113,171)	$ (8,112,388)
Balance (in Shares) at Jun. 30, 2026		655,000	7,165,950	[2]

[1]	This number includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).
[2]	As of December 31, 2025, up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6).